Portfolio of Investments
Columbia Income Builder Fund, October 31, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Equity Funds 21.7%
	Shares	Value ($)
Convertible 4.1%
Columbia Convertible Securities Fund, Institutional 3 Class(a)	2,508,225	55,406,693
Dividend Income 12.5%
Columbia Dividend Income Fund, Institutional 3 Class(a)	3,656,003	87,561,275
Columbia Dividend Opportunity Fund, Institutional 3 Class(a)	5,631,914	54,122,698
Columbia Global Dividend Opportunity Fund, Institutional 3 Class(a)	1,569,111	29,279,605
Total		170,963,578
Global Real Estate 2.0%
Columbia Real Estate Equity Fund, Institutional 3 Class(a)	1,783,410	27,589,352
U.S. Small Cap 3.1%
Columbia Small Cap Value Fund I, Institutional 3 Class(a)	1,104,229	42,910,324
Total Equity Funds (Cost $266,947,741)		296,869,947

Exchange-Traded Fixed Income Funds 1.9%

Multisector 1.9%
Columbia Diversified Fixed Income Allocation ETF(a)	1,250,000	26,043,750
Total Exchange-Traded Fixed Income Funds (Cost $24,980,250)		26,043,750

Fixed-Income Funds 76.3%

Emerging Markets 6.8%
Columbia Emerging Markets Bond Fund, Institutional 3 Class(a)	8,326,416	93,255,860
Floating Rate 6.0%
Columbia Floating Rate Fund, Institutional 3 Class(a)	9,345,906	82,524,349
Fixed-Income Funds (continued)
	Shares	Value ($)
High Yield 10.2%
Columbia High Yield Bond Fund, Institutional 3 Class(a)	46,980,752	138,593,218
Inflation Protected Securities 1.3%
Columbia Inflation Protected Securities Fund, Institutional 3 Class(a),(b)	1,793,387	17,485,521
Investment Grade 52.0%
Columbia Corporate Income Fund, Institutional 3 Class(a)	15,261,119	163,141,361
Columbia Limited Duration Credit Fund, Institutional 3 Class(a)	12,307,506	123,690,437
Columbia Mortgage Opportunities Fund, Institutional 3 Class(a)	13,317,438	136,370,571
Columbia Quality Income Fund, Institutional 3 Class(a)	50,319,018	279,773,739
Columbia U.S. Treasury Index Fund, Institutional 3 Class(a)	641,141	7,424,416
Total		710,400,524
Total Fixed-Income Funds (Cost $1,013,263,059)		1,042,259,472

Money Market Funds 0.1%

Columbia Government Money Market Fund, Institutional 3 Class, 1.425%(a),(c)	661,021	661,021
Total Money Market Funds (Cost $660,571)		661,021
Total Investments in Securities (Cost: $1,305,851,621)		1,365,834,190
Other Assets & Liabilities, Net		(362,347)
Net Assets		1,365,471,843
Columbia Income Builder Fund | Quarterly Report 2019	1

Portfolio of Investments   (continued)
Columbia Income Builder Fund, October 31, 2019 (Unaudited)
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended October 31, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Convertible Securities Fund, Institutional 3 Class
	3,084,504	256,742	(833,021)	2,508,225	910,651	3,096,073	1,120,507	55,406,693
Columbia Corporate Income Fund, Institutional 3 Class
	14,603,820	1,927,824	(1,270,525)	15,261,119	(121,993)	11,630,524	3,796,336	163,141,361
Columbia Diversified Fixed Income Allocation ETF
	1,250,000	—	—	1,250,000	—	1,743,750	664,212	26,043,750
Columbia Dividend Income Fund, Institutional 3 Class
	3,080,953	827,949	(252,899)	3,656,003	88,228	9,436,523	1,288,835	87,561,275
Columbia Dividend Opportunity Fund, Institutional 3 Class
	6,380,132	610,369	(1,358,587)	5,631,914	(537,054)	4,616,074	1,477,785	54,122,698
Columbia Emerging Markets Bond Fund, Institutional 3 Class
	10,628,210	729,911	(3,031,705)	8,326,416	(1,398,256)	3,033,807	2,489,748	93,255,860
Columbia Floating Rate Fund, Institutional 3 Class
	6,802,371	2,791,895	(248,360)	9,345,906	(12,791)	(662,730)	2,923,114	82,524,349
Columbia Global Dividend Opportunity Fund, Institutional 3 Class
	1,475,599	125,212	(31,700)	1,569,111	(6,111)	2,062,333	678,186	29,279,605
Columbia Government Money Market Fund, Institutional 3 Class, 1.425%
	645,996	23,701	(8,676)	661,021	—	—	9,697	661,021
Columbia High Yield Bond Fund, Institutional 3 Class
	56,165,393	5,013,075	(14,197,716)	46,980,752	(1,261,870)	7,572,591	5,329,870	138,593,218
Columbia Inflation Protected Securities Fund, Institutional 3 Class
	1,032,463	781,767	(20,843)	1,793,387	(3,799)	545,589	—	17,485,521
Columbia Limited Duration Credit Fund, Institutional 3 Class
	4,751,563	7,727,759	(171,816)	12,307,506	(4,886)	3,278,443	1,980,578	123,690,437
Columbia Mortgage Opportunities Fund, Institutional 3 Class
	11,497,465	2,087,969	(267,996)	13,317,438	(22,868)	3,452,928	3,424,313	136,370,571
Columbia Quality Income Fund, Institutional 3 Class
	42,035,319	9,299,118	(1,015,419)	50,319,018	(143,126)	8,628,299	6,222,885	279,773,739
Columbia Real Estate Equity Fund, Institutional 3 Class
	3,019,614	147,857	(1,384,061)	1,783,410	(168,487)	4,736,518	581,509	27,589,352
Columbia Small Cap Value Fund I, Institutional 3 Class
	1,535,385	131,530	(562,686)	1,104,229	(2,630,297)	1,229,577	—	42,910,324
Columbia U.S. Treasury Index Fund, Institutional 3 Class
	609,084	44,773	(12,716)	641,141	(5,226)	371,133	110,340	7,424,416
Total					(5,317,885)	64,771,432	32,097,915	1,365,834,190

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at October 31, 2019.
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
2	Columbia Income Builder Fund | Quarterly Report 2019